Prepayments and Other Assets, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Allowance For Doubtful Accounts [Abstract]
Beginning balance
Provision for security deposits	10,378	48,373
Write off security deposits	(10,378)	(48,373)
Ending balance